UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                  Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company



                  Investment Company Act File Number: 811-4321



                     JPMorgan Value Opportunities Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (202) 842-5665

                   Date of fiscal year end: December 31, 2005

                  Date of reporting period: September 30, 2005





                                Jeffrey L. Steele
                     JPMorgan Value Opportunities Fund, Inc.
                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                     (name and address of agent for service)


                                   Copies to:
                             JULIAN E. MARKHAM, Esq.
                 THOMPSON, O'DONNELL 1212 New York Avenue, Suite 1000, N.W.
                             Washington, D.C. 20005
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

JPMorgan Value Opportunities Fund
Portfolio of Investments
As of September 30, 2005 (unaudited)

Shares                  Issuer                                                Value ($)

-------------------     ------------------------------------ ------------- -- ------------------
                        Long-Term Investments - common stocks       98.12%
-------------------     ------------------------------------ ------------- -- ------------------


                        Automobiles & Components                    0.24%
                        ------------------------------------
44,700                  Lear Corp.                                                    1,518,459
                                                                              ------------------
                                                                                      1,518,459

                        Capital Goods                               4.84%
                        ------------------------------------
47,300                  Eaton Corp.                                                   3,005,915
224,000                 General Electric Corp.                                        7,542,080
70,500                  Lockheed Martin Corp.                                         4,303,320
52,000                  3M Company                                                    3,814,720
435,300                 Tyco International LTD  (Bermuda)                            12,123,105
                                                                              ------------------
                                                                                     30,789,140

                        Capital Markets                             4.31%
                        ------------------------------------
26,400                  Goldman Sachs Group Inc.                                      3,209,712
224,800                 Morgan Stanley                                               12,125,712
186,200                 Lazard Ltd.*                                                  4,710,860
62,400                  Mellon Financial                                              1,994,928
109,400                 State Street Corp.                                            5,351,848
                                                                              ------------------
                                                                                     27,393,060

                        Commercial Banks                            7.11%
                        ------------------------------------
332,100                 Bank of America Corp.                                        13,981,410
53,900                  BB&T Corp.                                                    2,104,795
191,800                 Northfork Bancorp Inc.                                        4,890,900
79,300                  SunTrust Banks, Inc.                                          5,507,385
391,800                 U.S. Bancorp                                                 11,001,744
119,300                 Washington Mutual, Inc.                                       4,678,946
52,600                  Wells Fargo & Co.                                             3,080,782
                                                                              ------------------
                                                                                     45,245,962

                        Commercial Services & Supplies              1.71%
                        ------------------------------------
213,300                 Cendant Corp.                                                 4,402,512
29,500                  Halliburton Co.                                               2,021,340
156,100                 Waste Management, Inc.                                        4,466,021
                                                                              ------------------
                                                                                     10,889,873

                        Consumer Durables and Apparel               1.54%
                        ------------------------------------
271,500                 Jones Apparel Group, Inc.                                     7,737,750
33,900                  Lennar Corp. Class A                                          2,025,864
                                                                              ------------------
                                                                                      9,763,614

                        Consumer Finance                            5.60%
                        ------------------------------------
91,578                  Ambac Financial Inc.                                          6,599,111
218,200                 CIT Group                                                     9,858,276
205,300                 Genworth Financial Inc.                                       6,618,872
508,200                 MBNA Corp.                                                   12,522,048
                                                                              ------------------
                                                                                     35,598,307

                        Consumer Services                           1.61%
                        ------------------------------------
92,100                  Carnival Corp.                                                4,603,158
167,600                 McDonald's Corp.                                              5,612,924
                                                                              ------------------
                                                                                     10,216,082

                        Consumer Staples                            4.25%
                        ------------------------------------
159,000                 Altria Group, Inc.                                           11,719,890
89,800                  Coca-Cola Co.                                                 3,878,462
135,740                 Coca-Cola Enterprises Inc.                                    2,646,930
78,000                  Kellogg Company                                               3,598,140
44,600                  Kimberly-Clark Corp.                                          2,655,038
83,300                  Kraft Foods Inc.                                              2,548,147
                                                                              ------------------
                                                                                     27,046,607

                        Diversified Financial Services              6.69%
                        ------------------------------------
807,200                 Citigroup Inc.                                               36,743,744
95,000                  Merrill Lynch & Co.                                           5,828,250
                                                                              ------------------
                                                                                     42,571,994

                        Energy                                     13.66%
                        ------------------------------------
34,100                  Anadarko Petroleum Corp.                                      3,265,075
78,100                  Apache Corporation                                            5,874,682
234,178                 ChevronTexaco Corp.                                          15,158,342
168,800                 ConocoPhillips                                               11,800,808
632,900                 Exxon Mobil Corp.                                            40,214,466
40,300                  Global SantaFe Corp.                                          1,838,486
78,700                  Occidental Petroleum                                          6,723,341
56,500                  Rowan Companies*                                              2,005,185
                                                                              ------------------
                                                                                     86,880,385

                        Health Care Equipment & Services            3.25%
                        ------------------------------------
349,300                 Boston Scientific Corp.*                                      8,163,141
20,700                  Cardinal Health, Inc.                                         1,313,208
18,900                  Coventry Healthcare Inc.*                                     1,625,778
30,100                  Guidant Corp.                                                 2,073,589
98,400                  Wellpoint Inc.*                                               7,460,688
                                                                              ------------------
                                                                                     20,636,404

                        Insurance                                   4.15%
                        ------------------------------------
90,500                  Assurant, Inc.                                                3,444,430
73,000                  Hartford Financial Services Group, I                          5,633,410
176,600                 Renaissance Re Holdings                                       7,722,718
255,289                 Willis Group Holdings                                         9,586,102
                                                                              ------------------
                                                                                     26,386,660

                        Materials                                   5.09%
                        ------------------------------------
41,800                  Air Products and Chemicals, Inc.                              2,304,852
182,200                 Alcoa Inc.                                                    4,449,324
69,900                  Lyondell Chemical Corporation                                 2,000,538
141,900                 MeadWestvaco Corp.                                            3,919,278
111,159                 Nalco Holding Co.*                                            1,875,252
218,200                 Pactiv Corp.*                                                 3,822,864
138,700                 Praxair, Inc.                                                 6,647,891
173,200                 United States Steel Corporation                               7,335,020
                                                                              ------------------
                                                                                     32,355,019

                        Media                                       5.61%
                        ------------------------------------
144,400                 Dex Media Corp.                                               4,012,876
1,327,600               Liberty Media Corp. Service A*                               10,687,180
167,700                 News Corp Class A                                             2,614,443
336,400                 Time Warner Inc.                                              6,092,204
371,900                 Viacom Inc.                                                  12,276,419
                                                                              ------------------
                                                                                     35,683,122

                        Mortgage Finance & Thrifts                  2.80%
                        ------------------------------------
96,600                  Fannie Mae                                                    4,329,612
239,000                 Freddie Mac                                                  13,493,940
                                                                              ------------------
                                                                                     17,823,552

                        Pharmaceuticals & Biotechnology             3.87%
                        ------------------------------------
96,400                  Eli Lilly and Co.                                             5,159,328
95,000                  Merck & Co., Inc.                                             2,584,950
453,700                 Pfizer Inc                                                   11,328,889
119,800                 Wyeth                                                         5,543,146
                                                                              ------------------
                                                                                     24,616,313

                        Real Estate                                 2.25%
                        ------------------------------------
129,000                 Mack Cali Realty Corp.                                        5,797,260
116,000                 Prologis                                                      5,139,960
142,100                 United Dominion Realty                                        3,367,770
                                                                              ------------------
                                                                                     14,304,990

                        Retailing                                   2.11%
                        ------------------------------------
275,100                 Dollar General Corp.                                          5,045,334
102,100                 Kohls Corporation*                                            5,123,378
151,700                 Staples Inc.                                                  3,234,244
                                                                              ------------------
                                                                                     13,402,956

                        Software and Services                       2.88%
                        ------------------------------------
84,800                  Affiliated Computer Services, Inc.*                           4,630,080
180,700                 Computer Associates International                             5,025,267
177,200                 Microsoft Corporation                                         4,559,356
201,600                 Sabre Holdings Corp.                                          4,088,448
                                                                              ------------------
                                                                                     18,303,151

                        Technology Hardware & Equipment             2.38%
                        ------------------------------------
94,000                  Cisco Systems*                                                1,685,420
250,600                 Corning Inc.*                                                 4,844,098
79,000                  Lexmark International*                                        4,822,950
277,600                 Xerox Corp.*                                                  3,789,240
                                                                              ------------------
                                                                                     15,141,708

                        Telecommunications Services                 5.02%
                        ------------------------------------
240,300                 SBC Communications Inc.                                       5,759,991
445,600                 Sprint NEXTEL Corp. FON Group                                10,596,368
475,300                 Verizon Communications Inc.                                  15,537,557
                                                                              ------------------
                                                                                     31,893,916

                        Transportation                              0.81%
                        ------------------------------------
72,200                  Union Pacific Corp.                                           5,176,740
                                                                              ------------------
                                                                                      5,176,740

                        Utilities                                   6.34%
                        ------------------------------------
63,200                  American Electric Power Co., Inc.                             2,509,040
92,400                  Consolidated Edison, Inc.                                     4,486,020
118,400                 Dominion Resources, Inc.                                     10,198,976
40,500                  Edison International                                          1,914,840
149,000                 Pinnacle West Capital Corp.                                   6,567,920
242,300                 PPL Corp.                                                     7,833,559
161,900                 SCANA Corp.                                                   6,838,656
                                                                              ------------------
                                                                                     40,349,011

                        ------------------------------------ ------------- -- ------------------
                        Total Common Stocks                                         623,987,025
                        (cost $614,017,077)
                        ------------------------------------ ------------- -- ------------------
------------------- -- -------------------------------------- ------------ -- ------------------
                       Short Term Investments                 1.88%
------------------- -- -------------------------------------- ------------ -- ------------------

                       Investment Companies
                       -------------------------------------
11,953,469             JPMorgan Prime Money Market Fund (a)                          11,953,469
                       (cost $11,953,469)

------------------- -- -------------------------------------- ------------ -- ------------------
                       Total Investments                      100.00%               $635,940,494
                       (cost $625,970,546)
------------------- -- -------------------------------------- ------------ -- ------------------

For  Federal  income  tax  purposes,   the  cost  and  unrealized   appreciation
(depreciation) in the value of the investment securities at September 30, 2005, are as follows:

-------------- ------------   ------------------------- -----------------------
               Gross          Gross                     Net unrealized
Aggregate      unrealized     unrealized                appreciation
Cost           appreciation   depreciation              (depreciation)
----------------------------- ------------------------- -----------------------
$625,970,546   $41,171,085    ($31,201,237)             $9,969,948
----------------------------  ------------------------- ------------------------


*Security which does not pay a dividend

(a) Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment, Inc.


For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2005 Semi-Annual Report.

ITEM 2 - - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Treasurer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
(a)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                               JPMorgan Value Opportunities Fund, Inc.

                               /s/Jeffrey L. Steele, President and PEO
                               Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Jeffrey L. Steele, President and PEO

Date: November 28, 2005



 By  /s/ Michael W. Stockton, Treasurer

Date: November 28, 2005

                                  CERTIFICATION

I, Jeffrey L. Steele, certify that:

1. I have reviewed this report on Form N-Q of JPMorgan Value Opportunities Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;
4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and
5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's Board of Directors (or persons performing the equivalent functions): a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 28, 2005                 /s/Jeffrey L. Steele, President and
                                        Principal Executive Officer
                                        JPMorgan Value Opportunities Fund, Inc.

                                  CERTIFICATION
I, Michael W. Stockton, certify that:
1. I have reviewed this report on Form N-Q of JPMorgan Value Opportunities Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;
4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and
5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's Board of Directors (or persons performing the equivalent functions): a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 28, 2005                 Michael W. Stockton, Treasurer
                                        JPMorgan Value Opportunities Fund, Inc.